SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Schedule of Allowance for Credit Loss
The following table shows the activity in the allowance for credit losses:

Balance at January 1, 2025	$3,190,514
Provision for expected credit losses	1,300,149
Write-offs	(1,178,608)
Balance at December 31, 2025	3,312,055
Provision for expected credit losses	285,453
Write-offs	(276,646)
Balance at March 31, 2026	$3,320,862
The following table shows the activity in the allowance for credit losses:

Balance at January 1, 2024	$3,017,500
Provision for expected credit losses	1,590,973
Write-offs	(1,417,959)
Balance at December 31, 2024	$3,190,514
Provision for expected credit losses	1,300,149
Write-offs	(1,178,608)
Balance at December 31, 2025	$3,312,055

Schedule of Finite-Lived Intangible Assets	Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

March 31, 2026	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,597,910)	$17,567,021	10.6
Non-compete agreements	240,000	(225,333)	14,667	0.3
Licenses	120,150	(98,123)	22,027	0.9
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,921,366)	$20,033,715

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Trademarks	—	—	—
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299
The Company amortizes its definite-lived intangible assets using the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful life
Customer relationships	10 – 15 years
Non-compete agreements	3 – 5 years
Licenses	5 years
Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299

December 31, 2024	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$14,764,931	$(4,309,198)	$10,455,733	11.4
Non-compete agreements	240,000	(183,111)	56,889	0.8
Licenses	120,150	(68,085)	52,065	2.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$17,555,081	$(4,560,394)	$12,994,687

Schedules of Concentration of Risk
The following table presents the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
Customer A	—	—	$4,000,000	21%
Customer B	—	—	2,713,785	15%
Customer C	—	—	2,567,315	14%
Customer D	—	—	2,169,869	12%
Customer E	6,556,218	11%	—	—
Customer F	6,308,901	10%	—	—
Total	$12,865,119	21%	$11,450,969	62%

Digital Assets and Intangible Assets
Digital Assets
The Company uses the term “digital asset” to refer to an asset that is generated, issued and/or transferred using distributed ledger or blockchain technology, including, but not limited to, assets known as “tokens”,
“cryptocurrencies”, “crypto assets”, “stablecoins”, and “tokenized securities” which also rely on and/or are secured through cryptographic protocols.
Digital intangible assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”), digital assets that do not meet the scope requirements of ASC 350-60, and stablecoins are collectively referred to as ‘Digital assets’. Accounting for digital assets depends on the nature of the asset and how the asset is held. The Company typically obtains digital assets through its operations as a form of payment from customers and they are converted to cash or cash equivalents, or they are used to fulfill expenses, primarily various blockchain fees that need to be settled in cryptocurrencies, nearly immediately. The Company considers these digital assets received as payment, traded, purchased and/or disposed of nearly immediately to be operating activities in the unaudited condensed consolidated statements of cash flows and are recognized within ‘Digital assets from operations’ in the Company’s unaudited condensed consolidated balance sheets. While the Company’s policy is to sell, convert, or otherwise dispose of ‘Digital assets from operations’ that are received as a form of payment from certain customers nearly immediately, if any circumstances exist that result in the holding of these assets for an extended period of time or the Company elects to open an investment or similar position with the related digital assets due to circumstances occurring that alter the Company’s investing strategy and require the reassessment of Company objectives with the relevant assets, they are reclassified into ‘Digital assets held for investment’.
The Company also obtains digital assets for investment purposes typically through helping customers or businesses tokenize real-world assets, which the Company may also hold for its own strategies from time to time, which are recognized within ‘Digital assets held for investment’. As noted above, if any assets received that are initially recorded within ‘Digital assets from operations’ consistent with the Company’s accounting policy and original intent when the assets were received, end up being held for an extended period of time as a result of certain circumstances or due to a change in the Company’s intent with regard to the digital assets, they are reclassified into ‘Digital assets held for investment’. The characteristics of the digital assets themselves typically do not change, rather the Company makes an election to hold the relevant assets for a particular purpose, which does not involve the Company trading or otherwise disposing of the digital assets. Rather, the digital assets are held for the Company’s specified investment purposes, including the staking of the digital assets, depositing them into liquidity pools, or locking them in a similar type of smart contract and/or lending protocol. Regardless of the specific investment strategy for the balances within ‘Digital assets held for investment’, as long as they are held and reported by the Company, any of the related activities involving the digital assets while they are held prior to disposal are classified as investing activities in the condensed consolidated statements of cash flows. The Company plans to liquidate these digital assets within the next twelve months.
Digital assets are initially recorded at the transaction price of the assets obtained upon their initial recognition, as determined by the quoted prices within the Company’s principal market at the time of measurement. Gains and losses upon the sale of digital assets are determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. The Company accounts for digital assets based on their nature in the following ways:
•Digital assets recorded at fair value — Changes in fair value are presented net on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss in the period in which they occur. These assets include digital assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”). They are recognized within ‘Digital assets from operations’ and ‘Digital assets held for investment’ in the Company’s unaudited condensed consolidated balance sheets. Because changes in the fair value are reported in earnings as they occur, the sale or disposition of these assets does not necessarily give rise to a gain or loss. The unrealized gains and losses on ‘Digital assets from operations’ are recorded to ‘Loss on digital assets from operations, net’, and the unrealized gains and losses on ‘Digital assets held for investment’ are recorded to ‘Loss on digital assets held for investments, net’.
•Digital assets recorded at cost less applicable impairment charge — These digital assets do not meet the scope criteria of ASC 350-60, primarily because they provide the holder with enforceable rights to or claims on other assets. Any net gain or loss on derecognition of these assets as a result of their sale or disposition are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the nature of how they were held or used by the Company up until the date that the sale or disposition of the asset occurs, consistent with the classification above.
Digital Assets
The Company uses the term “digital asset” to refer to an asset that is generated, issued and/or transferred using distributed ledger or blockchain technology, including, but not limited to, assets known as “tokens”, “cryptocurrencies”, “crypto assets”, “stablecoins”, and “tokenized securities” which also rely on and/or are secured through cryptographic protocols.
Digital intangible assets that meet the scope requirements of ASC 350-60, digital assets that do not meet the scope requirements of ASC 350-60, and stablecoins are collectively referred to as ‘Digital assets. Accounting for digital assets depends on the nature of the asset and how the asset is held. The Company typically obtains digital assets through its operations as a form of payment from customers and they are converted to cash or cash equivalents, or they are used to fulfill expenses, primarily various blockchain fees that need to be settled in cryptocurrencies, nearly immediately. The Company also obtains digital assets for investment purposes typically through helping customers or businesses tokenize real-world assets which the Company may also hold for its own strategies from time to time.
Digital assets are initially recorded at the transaction price of the assets obtained upon their initial recognition, as determined by the quoted prices within the Company’s principal market at the time of measurement. Gains and losses upon the sale of digital assets are determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. The Company accounts for digital assets based on their nature in the following ways:
•Digital assets recorded at fair value — Changes in fair value are presented net on the Company’s consolidated statements of operations and comprehensive loss in the period in which they occur. These assets include digital assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”). They are recognized within ‘Digital assets’ in the Company’s consolidated balance sheets. Because changes in the fair value are reported in earnings as they occur, the sale or disposition of these assets does not necessarily give rise to a gain or loss. The unrealized gains and losses on digital assets held or used in the ordinary course of business are recorded to ‘Loss on digital assets from operations, net’, and the unrealized gains and losses on digital assets held for investment purposes are recorded to ‘Other income, net’.
•Digital assets recorded at cost less applicable impairment charge — These digital assets do not meet the scope criteria of ASC 350-60, primarily because they provide the holder with enforceable rights to or claims on other assets. Any net gain or loss on derecognition of these assets as a result of their sale or disposition are recognized in the consolidated statements of operations and comprehensive loss based on the nature of how they were held or used by the Company up until the date that the sale or disposition of the asset occurs, consistent with the classification above.
Stablecoins
Stablecoins are digital assets designed to have a relatively stable price that aligns with the price of an underlying asset, most commonly a fiat currency, such as USD, or an exchange-traded commodity. For the stablecoins held by the Company that are not considered to be a cash equivalent as determined above, the Company accounts for these other stablecoins either as digital assets which either meet or do not meet the scope requirements of ASC 350-60, and are either carried at fair value if the digital assets meet those scope requirements or at cost less impairment if they do not. The Company may transact with these types of stablecoins from time to time for various reasons, including to hold and use them for various investment strategies or otherwise in the ordinary course of business and classifies them in the consolidated financial statements accordingly.
As of December 31, 2025 and 2024, all of the Company’s investments in stablecoins are recorded at cost less impairment, and all of the Company’s stablecoins fair value approximates their cost. The Company’s stablecoin holdings as of December 31, 2025 and 2024 are primarily comprised of USDT and deUSD, respectively, which are not subject to the same regulations or standards as those which meet the definition of a payment stablecoin under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the “GENIUS Act”). These assets may not be backed by audited physical reserves and/or may not provide for any contractual redemption rights for USD or any other asset on demand from the issuer; however, the underlying pricing and collateralization mechanisms of the stablecoin have still provided for them to maintain a consistent value pegged to the US Dollar while held by the Company.
Restricted Tokenized Assets
“Restricted tokenized assets” primarily consists of tokenized assets the Company received as collateral for its “Digital assets loan receivable” balances, where the Company has obtained accounting control over the collateral assets and the nature of the underlying assets can vary based on the activities for which they are being used. Typically, in facilitating the Company’s lending arrangements the collateral assets held by the Company are locked in smart contracts to mint the associated receipt or wrapped tokens (i.e. “sTokens” such as “sBUIDL” or “sACRED”) which can be used to participate in various investing strategies with decentralized finance protocols (“DeFi activities”) including the borrowing of digital assets with the Company using the minted sTokens as collateral. Receipt and wrapped tokens associated with these protocols are forms of digital assets whose value is derived from the underlying digital assets for which the Company had obtained control, and the corresponding “Obligation to return collateral” for the underlying digital assets owed back to counterparties. As the collateral assets received is simultaneously locked in a smart contract, after which the Company is not allowed to use, invest or repledge the underlying digital assets, the assets received and held as collateral are derecognized in exchange for the associated receipt and wrapped tokens, recognized within “Restricted tokenized assets”. Unlike the underlying tokenized assets that were derecognized when locked in a smart contract, these receipt tokens can be used to participate in DeFi activities and so the Company also may use the minted sTokens as collateral to facilitate the Company’s lending arrangements (see “Digital asset borrowings” below). When these receipt and wrapped tokens are posted as collateral to facilitate these arrangements, the protocols do not obtain control, because only the Company can redeem the sTokens locked in the respective smart contracts. Accordingly, the associated receipt and wrapped tokens continue to be recognized by the Company.
Receipt tokens are initially recorded at cost less impairment, as they provide the Company with enforceable rights to or claims on the underlying tokenized assets while locked in smart contracts. If the Company elects to settle any of its open DeFi positions using these receipt tokens while an associated digital assets loan receivable is still outstanding, then the receipt token is derecognized and reclassified back to the underlying tokenized asset initially received as collateral from the counterparties (i.e. such as ACRED, HLSCOPE, or other tokenized assets defined elsewhere in these consolidated financial statements). While the corresponding liability with the DeFi network (i.e. comprising “Digital asset borrowings”) is settled as a result of this activity, the “Obligation to return collateral” for the tokenized assets received from counterparties at the onset of the arrangement remains outstanding until the counterparty settles the “Digital assets loan receivable” outstanding with the Company. These tokenized assets are still restricted for Company use while held as collateral but are carried at their net asset value (“NAV”), as they provide the holder with the same ownership rights as the underlying financial instruments with the only difference being that the tokenized record of ownership is on-chain, and accordingly stay recognized within “Restricted tokenized assets” until settlement.
As of December 31, 2025, the collateral assets comprising the Company’s “Restricted tokenized assets” held by the Company consisted of HLSCOPE, ACRED, and sACRED of $1,103,171, $518,219, and $101,275, respectively.
As of December 31, 2024, “Restricted tokenized assets” consisted entirely of the collateral assets that the Company received from counterparties that were subsequently minted as sTokens so the Company could use them to participate in certain DeFi activities while facilitating the Company’s lending arrangements.These receipt tokens held as of December 31, 2024 are comprised entirely of sBUIDL (i.e. representing the right to receive BUIDL, which is considered a cash equivalent when its not locked in a smart contract) of $36,000,000. Although receipt tokens initially are carried at cost less impairment as noted above, because the fair value of the underlying tokenized assets they represent fluctuates with market prices, the instruments are accounted for as hybrid contracts consisting of a host contract (the receipt token) measured at cost less impairment and an embedded forward feature based on changes in the fair value of the underlying tokenized asset, with the embedded derivative bifurcated and subsequently measured at fair value. The embedded forward feature to deliver a fixed amount of tokenized assets in the future is included in the balance for “Restricted tokenized assets” as it is immaterial within the context of the lending and collateralization arrangements outstanding for the Company as further described below.
Presentation of Loan Collateral
As of December 31, 2025, the Company held BlackRock USD Institutional Digital Liquidity Fund (“BUIDL”), Apollo Diversified Credit Securitize Fund (“ACRED”) and Hamilton Lane Senior Credit Opportunities Securitize Fund (“HLSCOPE”) as collateral on behalf of platform users who enter into lending arrangements with the Company. As of December 31, 2024, BUIDL was the only form of collateral held. The Company monitors collateral value and requests additional collateral from borrowers if the fair value of the collateral associated with a given loan drops below a predefined threshold, which typically ranges from 100% to 167% of the fair value of the digital assets on loan. If a borrower fails to post additional collateral when requested, the Company is entitled to liquidate the collateral and close out the loan, generally within 24 hours and never later than one business day. In all lending arrangements to date, the Company obtains control of the digital assets posted as collateral and records an ‘Obligation to return collateral’ at fair value on the consolidated balance sheets, with all collateral held in segregated custodial wallets, and subject to the Company’s first-priority security interest allowing use, pledge, re-pledge, hypothecation, rehypothecation, sale, lending, or transfer without limitation. The right to receive the underlying digital assets posted as collateral is reflected within ‘Restricted tokenized assets,’ and the ‘Obligation to return collateral’ includes both the host instrument and a bifurcated embedded derivative remeasured at fair value each period representing the receipt tokens received due to the locking of the collateral in a smart contract. While fair value changes associated with the embedded derivative were nominal in 2024, during 2025 such changes were offset by the embedded forward feature bifurcated from the sTokens recorded in ‘Restricted tokenized assets,’ with the offsetting positions in ‘Obligation to return collateral’ and ‘Digital asset borrowings’ substantially mitigating market risk related to fluctuations in the underlying digital assets.
Digital Asset Borrowings
The Company enters into borrowing arrangements with decentralized finance protocols via smart contracts to acquire digital assets for various purposes including to lend to counterparties through lending arrangements, to utilize as collateral for obtaining additional liquidity, or to hold for investment and earn rewards through staking or other yield strategies using the underlying digital assets. The borrowing arrangements allow for the Company to lock its tokenized assets into smart contracts with the network as collateral in exchange for a certain quantity of digital assets (e.g. deUSD) to be minted for the Company. Only the Company can redeem the collateral posted, however, the digital assets received as a collateralized borrowing from the protocol must be repaid in order to redeem all the corresponding tokens (e.g. sBUIDL). Because the decentralized finance protocol does not have the ability to lend or trade the locked receipt tokens with other market participants while the borrowings are outstanding, the Company has determined that it retains control of the assets posted as collateral to the network to obtain the borrowed digital assets.
The digital assets borrowed by the Company are initially recorded as ‘Digital assets’ in the consolidated balance sheets, and the associated protocol liabilities are recorded in ‘Digital asset borrowings’ in the consolidated balance sheets. The digital assets borrowed are initially recorded at and subsequently marked to fair value with a corresponding liability associated with the Company’s obligation to return the borrowed digital assets back to the protocol, regardless of whether the assets are subsequently loaned out or held by the Company. The Company may use the borrowed digital assets at its discretion, and has an obligation to return the same quantity and type of digital assets to the associated DeFi network, upon repayment of the digital assets borrowed.
Digital Assets Receivable
Certain of the Company’s revenue contracts with customers permit the customer to elect to pay for the services provided by the Company in a form of consideration other than fiat currency, including in certain blockchain’s native cryptocurrencies (tokens). The Company typically only permits the applicable digital assets as forms of consideration in its contracts when there are provisions in the contract that adjust the actual quantity of tokens due from the customer for satisfying each performance obligation based on the calculated fair value upon receipt such that the transaction price can remain predominantly fixed and denominated in USD (e.g. by using a 7-day moving average of the token price, or other similar “TWAP”, as the basis for releasing a variable amount of tokens to the Company that would equal the total fixed transaction price at the payment date). Particularly for those blockchain networks or foundations that are newer to the industry or simply to offer some anti-dilution protections to the customer and the market value of its native tokens, the Company permits certain customers to commit to the release or unlock of tokens as consideration either on a defined schedule or upon the achievement of certain milestones at a future date. The associated digital assets are typically held in a smart contracts or a form of escrow account which governs how the digital assets are transferred into the Company’s designated wallets over time, with the quantity of tokens transferred subject to variability based on the TWAP as noted above, usually according to an agreed-upon release schedule. When the right to receive digital assets at a future date meets the definition of a derivative, because the right is denominated in the digital asset and represents the right to receive a fixed amount of those digital assets in the future, changes in the fair value of this embedded forward derivative contract that are based on fluctuations in the market price of the underlying digital asset are reported within earnings as they occur within ‘Loss on digital assets from operations, net’ in the consolidated statements of operations and comprehensive loss.
For arrangements in which the Company has become entitled to or is expected to receive these forms of consideration, but prior to receiving the tokens in a Company-controlled wallet as they are subject to contractual sale and transfer restrictions in accordance with certain vesting terms, the Company classifies these assets as ‘Digital assets receivable’ in the Company’s consolidated balance sheets. As the tokens are released (or “unlocked”) from a non-Company-controlled wallet to a Company-controlled wallet in accordance with the applicable vesting schedule, the tokens are reclassified from ‘Digital assets receivable’ to the applicable digital asset account on the Company’s consolidated balance sheets pursuant to the scoping criteria of ASC 350-60. In instances where the value of the receivable is fixed and denominated in USD per the agreement, the quantity of digital assets for which the Company will be entitled to and receive will be variable. In instances where the quantity of digital assets that the Company expects to receive at a future date is fixed and denominated in the digital assets per the agreement, this reclassification into ‘Digital assets’ does not necessarily give rise to a gain or loss as any previous changes in fair value of the underlying digital assets were already reported within earnings as they occurred. ‘Digital assets receivable’ not expected to be received within a year are classified as non-current in the consolidated balance sheets.
Intangible Assets
Definite-lived intangible assets
The Company amortizes its definite-lived intangible assets using the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful life
Customer relationships	10 – 15 years
Non-compete agreements	3 – 5 years
Licenses	5 years
Definite-lived assets consist of customer relationships, intellectual property, capitalized software, licenses, and non-compete agreements. Customer relationships, whether contractual or non-contractual, are recognized as intangible assets separate from goodwill when the acquired entity has a history of establishing such relationships through contracts, even if no contract exists at the acquisition date.
The Company reviews long-lived assets, including property, plant, and equipment and definite-lived intangible assets, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable in accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”). The Company monitors for potential triggering events on an ongoing basis, including but not limited to significant adverse changes in the business climate, operating performance, market conditions, or legal factors. If such indicators are identified, the Company performs a recoverability test by comparing the estimated undiscounted future cash flows of the asset group to its carrying amount. If the carrying amount exceeds the estimated undiscounted cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of the asset group.
The Company capitalizes costs incurred to renew or extend the term of a recognized definite lived intangible asset if the renewal or extension is expected to provide future economic benefits and if the costs are directly attributable to securing the renewal or extension. All other costs incurred to renew or extend the term are expensed.
Indefinite-lived intangible assets
Indefinite-lived intangible assets consist of a trading license and certain digital assets, which are described above as digital assets that are within scope of ASC 350-60. The trading license represents a broker-dealer alternative trading system license, which has no legal, regulatory, contractual, competitive, economic, or other factors, which limit the useful life of the license to the Company. The Company anticipates that the license will be used for the foreseeable future and renewals are in the control of the Company, therefore the trading license has been classified as an indefinite-lived intangible asset.
Indefinite-lived intangible assets are not amortized but are tested for impairment on at least an annual basis. Impairment testing is required more frequently if indicators arise. In conducting its impairment testing, the Company determines if qualitative or quantitative factors are to be used to evaluate the potential impairment in the carrying amount of the Company’s indefinite-lived intangible assets. The Company has the option to first assess the qualitative factors to determine whether the existence of events and circumstances indicate that it is more likely than not that the assets are impaired. If, based on its qualitative assessment, the Company concludes that it is more likely than not that the assets are impaired, quantitative impairment testing is required. However, if the Company concludes otherwise, quantitative testing is not required. An impairment charge is recognized to the extent the recorded amount of the assets exceeds the implied fair value of the assets.